PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30,	December 31,
	2026	2025
Cost:
Lab equipment	$12,067	$11,970
Computers and peripheral equipment	10,678	10,284
Office furniture and equipment	1,288	1,333
Leasehold improvements	2,087	2,439
SECaaS equipment	4,053	8,536

	30,173	34,562
Accumulated depreciation:
Lab equipment	11,020	10,665
Computers and peripheral equipment	9,563	9,129
Office furniture and equipment	581	594
Leasehold improvements	1,386	1,630
SECaaS equipment	2,304	6,530

	24,854	28,548

Depreciated cost	$5,319	$6,014